Employee costs and share plans for employees, AstraZeneca Investment Plan (Details) - AstraZeneca Investment Plan	1 Months Ended
Mar. 31, 2016
Share plans
Period of wait time until awards granted vest	8 years
Maximum
Share plans
Period of performance conditions	4 years